Disclosure of detailed information about cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Interests received	$ 3,384	$ 2,699
Interests paid on long-term debt	4,005	2,221
Dividends received	215	6,276
Income taxes paid	132	0
Decrease (increase) in accounts receivable	(1,248)	1,037
Increase in inventory	(8,737)	0
Decrease (increase) in other current assets	(221)	(565)
Decrease in accounts payable and accrued liabilities	9,766	(1,247)
Changes in non-cash working capital items	(440)	(775)
Accounts receivable on disposal of investments - beginning of period	159	0
Accounts receivable on disposal of investments - end of period	0	159
Accounts payable on acquisition of investments - beginning of year	819	0
Accounts payable on acquisition of investments - end of period	0	819
Tax credits receivable related to exploration and evaluation assets - beginning of period	6,238	2,083
Tax credits receivable related to exploration and evaluation assets - end of period	4,091	6,238
Accounts payable and accrued liabilities related to exploration and evaluation assets - beginning of period	276	704
Accounts payable and accrued liabilities related to exploration and evaluation assets - end of period	22	276
Accounts payable and accrued liabilities related to financing fees	0	0
Accounts payable and accrued liabilities related to financing fees	379	0
Accounts payable and accrued liabilities related to share issue expenses - beginning of period	0	0
Accounts payable and accrued liabilities related to share issue expenses - end of period	$ 186	$ 0